Note 7 - Loans and Related Allowance for Loan and Lease Losses	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 7 -
LOANS AND RELATED ALLOWANCE FOR LOAN AND LEASE LOSSES

Major classifications of loans are summarized as follows (in thousands):

	June 30,	December 31,
	2016	2015

Commercial and industrial	$60,451	$42,536
Real estate - construction	16,039	22,137
Real estate - mortgage:
Residential	251,553	232,478
Commercial	247,176	231,701
Consumer installment	4,497	4,858
	579,716	533,710
Less: Allowance for loan and lease losses	6,366	6,385

Net loans	$573,350	$527,325

The Company’s primary business activity is with customers located within its local Northeastern Ohio trade area, eastern Geauga County, and contiguous counties to the north, east, and south. The Company also serves the central Ohio market with offices in Dublin and Westerville, Ohio. Commercial, residential, consumer, and agricultural loans are granted. Although the Company has a diversified loan portfolio, loans outstanding to individuals and businesses are dependent upon the local economic conditions in the Company’s immediate trade area.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff generally are reported at their outstanding unpaid principal balances net of the allowance for loan and lease losses.  Interest income is recognized as income when earned on the accrual method.  The accrual of interest is discontinued on a loan when management believes, after considering economic and business conditions, the borrower’s financial condition is such that collection of interest is doubtful.  Interest received on nonaccrual loans is recorded as income or applied against principal according to management’s judgment as to the collectability of such principal.

Loan origination fees and certain direct loan origination costs are being deferred and the net amount amortized as an adjustment of the related loan’s yield.  Management is amortizing these amounts over the contractual life of the related loans.

The following tables summarize the primary segments of the loan portfolio and allowance for loan and lease losses (in thousands):

			Real Estate- Mortgage
June 30, 2016	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$883	$1,116	$3,539	$9,411	$5	$14,954
Collectively evaluated for impairment	59,568	14,923	248,014	237,765	4,492	564,762
Total loans	$60,451	$16,039	$251,553	$247,176	$4,497	$579,716

			Real estate- Mortgage
December 31, 2015	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$1,808	$1,787	$3,881	$6,199	$6	$13,681
Collectively evaluated for impairment	40,728	20,350	228,597	225,502	4,852	520,029
Total loans	$42,536	$22,137	$232,478	$231,701	$4,858	$533,710

			Real Estate- Mortgage
June 30, 2016	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$149	$34	$30	$112	$-	$325
Collectively evaluated for impairment	335	125	2,758	2,797	26	6,041
Total ending allowance balance	$484	$159	$2,788	$2,909	$26	$6,366

			Real Estate- Mortgage
December 31, 2015	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$388	$130	$276	$39	$-	$833
Collectively evaluated for impairment	479	146	2,863	2,039	25	5,552
Total ending allowance balance	$867	$276	$3,139	$2,078	$25	$6,385

The Company’s loan portfolio is segmented to a level that allows management to monitor risk and performance.  The portfolio is segmented into Commercial and Industrial (“C&I”), Real Estate Construction, Real Estate - Mortgage which is further segmented into Residential and Commercial real estate (“CRE”), and Consumer Installment Loans.  The C&I loan segment consists of loans made for the purpose of financing the activities of commercial customers.  The residential mortgage loan segment consists of loans made for the purpose of financing the activities of residential homeowners. The commercial mortgage loan segment consists of loans made for the purpose of financing the activities of commercial real estate owners and operators. The consumer loan segment consists primarily of installment loans and overdraft lines of credit connected with customer deposit accounts.

The decrease in C&I collectively evaluated loans during the six month period ended June 30, 2016 is due primarily to reclassification of loans to CRE in the first quarter of 2016. The impact on CRE collective evaluation, outside of reclassification, as well as residential real estate, is due to updates to the qualitative factors in the ALLL calculation. These factors were increased based on economic conditions, loan volume, and external factors.

Management evaluates individual loans in all of the commercial segments for possible impairment based on guidance established by the Board of Directors.  Loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in evaluating impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  The Company does not separately evaluate individual consumer and residential mortgage loans for impairment, unless such loans are part of a larger relationship that is impaired.

Once the determination has been made that a loan is impaired, the determination of whether a specific allocation of the allowance is necessary is measured by comparing the recorded investment in the loan to the fair value of the loan using one of the following methods:  (a) the present value of expected future cash flows discounted at the loan’s effective interest rate; (b) the loan’s observable market price; or (c) the fair value of the collateral less selling costs.  The method is selected on a loan-by-loan basis, with management primarily utilizing the fair value of collateral method.  The evaluation of the need and amount of a specific allocation of the allowance and whether a loan can be removed from impairment status is made on a quarterly basis.  The Company’s policy for recognizing interest income on impaired loans does not differ from its overall policy for interest recognition.

The following tables present impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary (in thousands):

June 30, 2016
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$601	$600	$-
Real estate - construction	1,082	1,079	-
Real estate - mortgage:
Residential	2,881	2,878	-
Commercial	2,255	2,249	-
Consumer installment	5	5	-
Total	$6,824	$6,811	$-

With an allowance recorded:
Commercial and industrial	$282	$282	$149
Real estate - construction	34	34	34
Real estate - mortgage:
Residential	658	657	30
Commercial	7,156	7,141	112
Total	$8,130	$8,114	$325

Total:
Commercial and industrial	$883	$882	$149
Real estate - construction	1,116	1,113	34
Real estate - mortgage:
Residential	3,539	3,535	30
Commercial	9,411	9,390	112
Consumer installment	5	5	-
Total	$14,954	$14,925	$325

December 31, 2015
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$1,027	$1,025	$-
Real estate - construction	1,657	1,651	-
Real estate - mortgage:
Residential	2,445	2,443	-
Commercial	2,337	2,335	-
Total	$7,466	$7,454	$-

With an allowance recorded:
Commercial and industrial	$781	$781	$388
Real estate - construction	130	130	130
Real estate - mortgage:
Residential	1,436	1,436	276
Commercial	3,862	3,846	39
Consumer installment	6	6	-
Total	$6,215	$6,199	$833

Total:
Commercial and industrial	$1,808	$1,806	$388
Real estate - construction	1,787	1,781	130
Real estate - mortgage:
Residential	3,881	3,879	276
Commercial	6,199	6,181	39
Consumer installment	6	6	-
Total	$13,681	$13,653	$833

The following tables present interest income by class, recognized on impaired loans (in thousands):

	For the Three Months Ended June 30, 2016		For the Six Months Ended June 30, 2016

	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized
Total:
Commercial and industrial	$1,110	$12	$1,343	$25
Real estate - construction	1,368	24	1,508	49
Real estate - mortgage:
Residential	3,761	37	3,801	73
Commercial	8,565	125	7,776	248
Consumer installment	6	-	6	-
	$14,810	$198	$14,433	$395

	For the Three Months Ended June 30, 2015		For the Six Months Ended June 30, 2015

	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized
Total:
Commercial and industrial	$1,357	$20	$1,369	$34
Real estate - construction	2,806	80	2,969	100
Real estate - mortgage:
Residential	4,465	38	4,704	76
Commercial	6,471	182	5,810	221
Consumer installment	6	-	6	-
	$15,104	$320	$14,858	$431

Management uses a nine-point internal risk-rating system to monitor the credit quality of the overall loan portfolio. The first five categories are considered not criticized and are aggregated as Pass rated. The criticized rating categories utilized by management generally follow bank regulatory definitions. The Special Mention category includes assets that are currently protected but are potentially weak, resulting in an undue and unwarranted credit risk, but not to the point of justifying a Substandard classification.  Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected.  All loans greater than 90 days past due are considered Substandard.   Any portion of a loan that has been charged off is placed in the Loss category.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan-rating process with several layers of internal and external oversight.  Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as bankruptcy, repossession, or death, occurs to raise awareness of a possible credit event.  The Company’s Commercial Loan Officers are responsible for the timely and accurate risk rating of the loans in their portfolios at origination and on an ongoing basis with the Chief Credit Officer ultimately responsible for accurate and timely risk ratings.  The Credit Department performs an annual review of all commercial relationships with loan balances of $1,000,000 or greater.  Confirmation of the appropriate risk grade is included in the review on an ongoing basis.  The Company engages an external consultant to conduct loan reviews on a semiannual basis. Generally, the external consultant reviews commercial relationships greater than $250,000 and/or criticized relationships greater than $125,000.  Detailed reviews, including plans for resolution, are performed on loans classified as Substandard on a quarterly basis.  Loans in the Special Mention and Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

The primary risk of commercial and industrial loans is the current economic uncertainties. C&I loans are, by nature, secured by less substantial collateral than real estate-secured loans. The primary risk of real estate construction loans is potential delays and /or disputes during the completion process. The primary risk of residential real estate loans is current economic uncertainties along with the slow recovery in the housing market. The primary risk of commercial real estate loans is loss of income of the owner or occupier of the property and the inability of the market to sustain rent levels. Consumer installment loans historically have experienced higher delinquency rates. Consumer installments are typically secured by less substantial collateral than other types of credits.

The following tables present the classes of the loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk-rating system (in thousands):

		Special			Total
	Pass	Mention	Substandard	Doubtful	Loans
June 30, 2016

Commercial and industrial	$58,864	$475	$1,112	$-	$60,451
Real estate - construction	16,005	-	-	34	16,039
Real estate - mortgage:
Residential	245,314	515	5,724	-	251,553
Commercial	237,301	3,848	6,027	-	247,176
Consumer installment	4,495	-	2	-	4,497
Total	$561,979	$4,838	$12,865	$34	$579,716

		Special			Total
	Pass	Mention	Substandard	Doubtful	Loans
December 31, 2015

Commercial and industrial	$40,560	$242	$1,734	$-	$42,536
Real estate - construction	22,007	-	-	130	22,137
Real estate - mortgage:
Residential	225,945	728	5,805	-	232,478
Commercial	219,331	4,327	8,043	-	231,701
Consumer installment	4,854	-	4	-	4,858
Total	$512,697	$5,297	$15,586	$130	$533,710

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due.

Nonperforming assets include nonaccrual loans, troubled debt restructurings (TDRs), loans 90 days or more past due, EMORECO assets, other real estate owned, and repossessed assets. A loan is classified as nonaccrual when, in the opinion of management, there are serious doubts about collectability of interest and principal. Accrual of interest is discontinued on a loan when management believes, after considering economic and business conditions, the borrower’s financial condition is such that collection of principal and interest is doubtful.  Payments received on nonaccrual loans are applied against the principal balance.

The following tables present the classes of the loan portfolio summarized by the aging categories of performing loans (in thousands):

		30-59 Days	60-89 Days	90 Days+	Total	Total
	Current	Past Due	Past Due	Past Due	Past Due	Loans
June 30, 2016

Commercial and industrial	$60,109	$35	$-	$307	$342	$60,451
Real estate - construction	16,039	-	-	-	-	16,039
Real estate - mortgage:
Residential	249,332	1,620	99	502	2,221	251,553
Commercial	246,141	163	178	694	1,035	247,176
Consumer installment	4,476	21	-	-	21	4,497
Total	$576,097	$1,839	$277	$1,503	$3,619	$579,716

		30-59 Days	60-89 Days	90 Days+	Total	Total
	Current	Past Due	Past Due	Past Due	Past Due	Loans
December 31, 2015

Commercial and industrial	$41,544	$225	$26	$741	$992	$42,536
Real estate - construction	22,137	-	-	-	-	22,137
Real estate - mortgage:
Residential	229,725	1,482	92	1,179	2,753	232,478
Commercial	230,903	189	-	609	798	231,701
Consumer installment	4,837	16	3	2	21	4,858
Total	$529,146	$1,912	$121	$2,531	$4,564	$533,710

The following tables present the classes of the loan portfolio summarized by nonaccrual loans (in thousands):

	June 30, 2016	90+ Days Past Due and Accruing
	Nonaccrual

Commercial and industrial	$965	$-
Real estate - construction	34	-
Real estate - mortgage:
Residential	3,949	-
Commercial	1,714	-
Total	$6,662	$-

	December 31, 2015	90+ Days Past Due and Accruing
	Nonaccrual

Commercial and industrial	$1,450	$-
Real estate - construction	130	-
Real estate - mortgage:
Residential	4,122	-
Commercial	1,842	-
Consumer installment	1	2
Total	$7,545	$2

For the period ending June 30, 2016, there were no loans 90 days or more past due and still accruing. For the period ending December 31, 2015, there were $2,000 of consumer installment loans that were 90 days or more past due and still accruing.

An allowance for loan and lease losses (“ALLL”) is maintained to absorb losses from the loan portfolio.  The ALLL is based on management’s continuing evaluation of the risk characteristics and credit quality of the loan portfolio, assessment of current economic conditions, diversification and size of the portfolio, adequacy of collateral, past and anticipated loss experience, and the amount of nonperforming loans.

The Company’s methodology for determining the ALLL is based on the requirements of ASC Section 310-10-35 for loans individually evaluated for impairment (discussed above) and ASC Subtopic 450-20 for loans collectively evaluated for impairment, as well as the Interagency Policy Statements on the Allowance for Loan and Lease Losses and other bank regulatory guidance.   The total of the two components represents the Company’s ALLL. Management also performs impairment analyses on TDRs, which may result in specific reserves.

Loans that are collectively evaluated for impairment are analyzed with general allowances being made as appropriate.  For general allowances, historical loss trends are used in the estimation of losses in the current portfolio.  These historical loss amounts are modified by other qualitative factors.

The classes described above, which are based on the purpose code assigned to each loan, provide the starting point for the ALLL analysis.  Management tracks the historical net charge-off activity at the purpose code level.  A historical charge-off factor is calculated using the last four consecutive historical quarters.

Management has identified a number of additional qualitative factors which it uses to supplement the historical charge-off factor because these factors are likely to cause estimated credit losses associated with the existing loan pools to differ from historical loss experience.  The additional factors that are evaluated quarterly and updated using information obtained from internal, regulatory, and governmental sources are: national and local economic trends and conditions; levels of and trends in delinquency rates and nonaccrual loans; trends in volumes and terms of loans; effects of changes in lending policies; experience, ability, and depth of lending staff; value of underlying collateral; and concentrations of credit from a loan type, industry and/or geographic standpoint.

Management reviews the loan portfolio on a quarterly basis using a defined, consistently applied process in order to make appropriate and timely adjustments to the ALLL.  When information confirms all or part of specific loans to be uncollectible, these amounts are promptly charged off against the ALLL.

The following tables summarize the primary segments of the loan portfolio (in thousands):

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2015	$867	$276	$3,139	$2,078	$25	$6,385
Charge-offs	(123)	-	(244)	(70)	(15)	(452)
Recoveries	47	-	31	140	5	223
Provision	(307)	(117)	(138)	761	11	210
ALLL balance at June 30, 2016	$484	$159	$2,788	$2,909	$26	$6,366

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2014	$642	$868	$3,703	$1,576	$57	$6,846
Charge-offs	(96)	(385)	(300)	(87)	(11)	(879)
Recoveries	181	-	77	-	16	274
Provision	(117)	(120)	(133)	489	(14)	105
ALLL balance at June 30, 2015	$610	$363	$3,347	$1,978	$48	$6,346

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at March 31, 2016	$583	$247	$2,716	$2,783	$28	$6,357
Charge-offs	(3)	-	(202)	(70)	-	(275)
Recoveries	9	-	28	140	2	179
Provision	(105)	(88)	246	56	(4)	105
ALLL balance at June 30, 2016	$484	$159	$2,788	$2,909	$26	$6,366

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at March 31, 2015	$493	$494	$3,459	$1,958	$43	$6,447
Charge-offs	-	-	(109)	(87)	(3)	(199)
Recoveries	21	-	65	-	12	98
Provision	96	(131)	(68)	107	(4)	-
ALLL balance at June 30, 2015	$610	$363	$3,347	$1,978	$48	$6,346

The following tables summarize troubled debt restructurings (in thousands):

	For the Three Months Ended
	June 30, 2016
	Number of Contracts			Pre-Modification Outstanding	Post-Modification Outstanding
	Term			Recorded	Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	1	-	1	$3	$3
Residential real estate	1	-	1	58	58
Commercial real estate	1	-	1	311	311

	For the Six Months Ended
	June 30, 2016
	Number of Contracts			Pre-Modification Outstanding	Post-Modification Outstanding
	Term			Recorded	Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	2	-	2	$169	$169
Residential real estate	1	-	1	58	58
Commercial real estate	1	-	1	311	311

	For the Three Months Ended
	June 30, 2015
	Number of Contracts			Pre-Modification Outstanding	Post-Modification Outstanding
	Term			Recorded	Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	-	1	1	$64	$64
Real estate construction	1	-	1	181	181
Residential real estate	1	-	1	59	59

	For the Six Months Ended
	June 30, 2015
	Number of Contracts			Pre-Modification Outstanding	Post-Modification Outstanding
	Term			Recorded	Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	1	1	2	$111	$111
Real estate construction	1	-	1	181	181
Residential real estate	1	1	2	235	254

The following table summarizes subsequent defaults of troubled debt restructurings (in thousands):

	For the Three and Six Months Ended
	June 30, 2015
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	1	$48
Real estate construction	1	14

One contract, with a recorded investment of $270,000, subsequently defaulted in the three and six months ended June 30, 2016.